SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Net income per share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Numerator for basic and diluted net income per share - income available to shareholders of Ordinary shares	$ 15,560	$ 11,429	$ 1,011
Denominator:
Denominator for basic net income per share - weighted average number of shares	77,916,912	77,702,788	77,239,409
Effect of dilutive securities:
Employee stock options and RSU	$ 2,025,441	$ 910,740	$ 57,272
Denominator for diluted net income per share - adjusted weighted average number of shares	79,942,353	78,613,528	77,296,681